Business Combination and Goodwill -Summary of Purchase Consideration (Detail)	Nov. 19, 2021 USD ($)
Assets
Intangible Assets	$ 1,002,147
Property and Equipment	1,846
Other assets	8,697
Trade and other receivables	365,061
Cash and cash equivalents	145,551
Total Assets	1,523,302
Liabilities
Interest-bearing loans	493,779
Loans from related parties	482,161
Trade and other payables	238,046
Total Liabilities	1,213,986
Total identifiable net assets at fair value	309,316
Non-controlling interest measured at fair value	139,643
Goodwill arising on acquisition	4,418,226
Total consideration	4,557,869
Net cash acquired with the subsidiary	145,551
Cash consideration paid	(968,997)
Purchase consideration transferred	$ (823,446)